Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,473,000	Royalties	UNITED STATES	United States Department of the Interior	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 2
	140,000	Fees	UNITED STATES	United States Department of the Interior	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 3
	735,000	Taxes	UNITED STATES	United States Federal Government	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 4
	$ 50,000	Fees	UNITED STATES MINOR OUTLYING ISLANDS	United States Federal Government	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well